Related Party Disclosures - Additional information (Details) $ in Millions		12 Months Ended
	Sep. 22, 2016 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Consideration paid for additional interest acquired		£ 11,000,000		£ 70,000,000
Proceeds from share buy-back programme by RAI				23,000,000
Pension Schemes | United Kingdom
Disclosure Of Transactions Between Related Parties [Line Items]
Maximum charge to secure total contributions payable over the Group's Head Office		£ 150,000,000
British American Tobacco Myanmar Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage		44.00%
IPRESS.d.o.o
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage			49.00%
British American Tobacco Vranje
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage		11.00%
British American Tobacco Chile Operaciones S A
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage			0.01%
British American Tobacco Chile Operaciones S A and IPRESS d.o.o.
Disclosure Of Transactions Between Related Parties [Line Items]
Consideration paid for additional interest acquired			£ 1,000,000
Associates
Disclosure Of Transactions Between Related Parties [Line Items]
Share of dividends from associates in respect of dividends		£ 211,000,000	688,000,000	1,024,000,000
Associates | Dividends Receivable
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts receivable from associates in respect of dividends		£ 0	£ 0	221,000,000
R.J. Reynolds Tobacco Company | 2010 Agreement
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement termination date			Dec. 31, 2014
Agreement notice period		three years
Early termination compensation recognized | $					$ 90
Early termination compensation paid | $	$ 7
RAI
Disclosure Of Transactions Between Related Parties [Line Items]
Proceeds from share buy-back programme by RAI				£ 23,000,000
Subsidiaries | Souza Cruz
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage				1.00%
Consideration paid for additional interest acquired				£ 70,000,000
Increase in reserves attributable to the owners of the parent				4,000,000
Decrease in reserves attributable to non-controlling interests				£ 4,000,000